LOANS TO THIRD PARTIES (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	$ 722,316	¥ 4,960,000	¥ 1,960,000
Allowance for doubtful accounts	0	0	0
Total Loans to third parties	$ 722,316	¥ 4,960,000	¥ 1,960,000